Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Information [Abstract]
(Loss) / Profit for the year	$ (28,497)	$ 19,185	$ 3,622
Profit from discontinued operations	(480)	(20,377)	(8,835)
Adjustments for:
Income tax	1,830	(5,461)	1,833
Amortization and depreciation	7,605	6,842	7,839
(Gain) / Loss from disposal of property, plant and equipment	(2)	3	79
Net loss / (gain) from fair value adjustment of investment properties	23,618	(16,849)	2,868
Share-based compensation	44	62	177
Changes in the fair value of investments in financial assets	(293)	(839)	(18)
Disposal of investment properties and property, plant and equipment	(2)
Gain from disposal of intangible assets	(9)
Disposal of intangible assets from TGLT agreement		(2)	60
Gain from disposal of subsidiary and associates	(688)	(602)	(24)
Gain from disposal of trading properties	(447)
Impairment of other assets	222
Financial results, net	10,827	26,982	3,485
Provisions and allowances	1,044	1,655	528
Share of loss of associates and joint ventures	4,978	2,292	798
Loss from revaluation of receivables arising from the sale of farmland		(140)	(73)
Loss from repurchase of NCN		2	66
Changes in net realizable value of agricultural products after harvest	30	(521)	175
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest	(1,605)	(1,308)	(2,496)
Unrealized gain from derivative financial instruments	205	187	(38)
Other operating results	110		(6)
Gain from disposal of farmlands	(465)	(1,159)	(441)
Impairment of goodwill	129
Result from the revaluation of the participation held before the business combination		(65)	(52)
Granting Plan of actions		2	16
Changes in operating assets and liabilities:
Increase in inventories	(489)	(717)	(139)
Decrease in trading properties	974	885	1,136
Increase in restricted assets	(142)
(Increase) / Decrease in trade and other receivables	1,635	112	(2,622)
(Decrease) / Increase in trade and other payables	(2,570)	974	1,450
(Decrease) / Increase in salaries and social security liabilities	(11)	207	207
Decrease in provisions	(299)	(367)	(163)
Decrease in biological assets	884	1,100	2,324
Net variation in derivative financial instruments	110	(146)	201
Net cash generated by continuing operating activities before income tax paid	18,246	11,937	11,957
Net cash generated by discontinued operating activities before income tax paid	611	6,690	6,705
Net cash generated by operating activities before income tax paid	$ 18,857	$ 18,627	$ 18,662